Operating Segments	12 Months Ended
Jun. 30, 2019
Disclosure Of Operating Segments [Abstract]
Operating Segments

Note 3. Operating segments

The Group had only one business segment during the period, being the global commercialisation by licensing and partnering of and licences in biotechnology, with applications in biomedical research and human therapeutics. Business operations are conducted in Australia. However, there are controlled entities based in the USA and United Kingdom. The United Kingdom entity has no segment revenues, results or assets.

Geographical locations	Segment Revenues from External Customers			Segment Results			Carrying Amount of Segment Assets
	June 2019	June 2018	June 2017	June 2019	June 2018	June 2017	June 2019	June 2018	June 2017
	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000
Australia	14,627	378	333	3,755	(11,733)	(5,835)	25,112	19,639	21,580
USA	—	—	—	339	93	145	2,314	1,700	1,086
	14,627	378	333	4,094	(11,640)	(5,690)	27,426	21,339	22,666

Note 3. Operating segments continued

Accounting Policies

Segment revenues and expenses are directly attributable to the identified segments. Segment assets include all assets used by a segment and consist mainly of cash, receivables, inventories, intangibles and property, plant and equipment, net of any allowances, accumulated depreciation and amortisation. Segment liabilities include mainly accounts payable, employee entitlements, accrued expenses, provisions and borrowings. Deferred income tax provisions are not included in segment assets and liabilities